RESTRICTED NET ASSETS (Details)	12 Months Ended
Dec. 31, 2025
Taiwan [Member]
Restricted Net Assets [Abstract]
Percentage of net profit after tax to legal reserve	10.00%
Minimum percentage of paid up capital to be maintained as legal reserve	25.00%
Thailand [Member] | Minimum [Member]
Restricted Net Assets [Abstract]
Minimum percentage of paid up capital to be maintained as legal reserve	10.00%
Percentage of profits to legal reserve	5.00%
Indonesia [Member]
Restricted Net Assets [Abstract]
Minimum percentage of paid up capital to be maintained as fund reserve	20.00%
Brazil [Member]
Restricted Net Assets [Abstract]
Percentage of net profit after tax to legal reserve	5.00%
Minimum percentage of paid up capital to be maintained as legal reserve	20.00%